3. CAPITAL LEASE OBLIGATION (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Debt Disclosure [Abstract]
Future minimum capital lease payments
Fiscal Year Ending June 30:	Amount
2017	$7,688
2018	10,250
2019	10,250
2020	10,250
2021	5,126
Total minimum payments	43,564
Less: amount representing interest	5,668
Present value of minimum lease payments	37,896
Less: current portion	7,987
$29,909

Fiscal Year Ending June 30:	Amount
2017	$10,250
2018	10,250
2019	10,250
2020	10,250
2021	5,126
Total minimum payments	46,126
Less: amount representing interest	6,314
Present value of minimum lease payments	39,812
Less: current portion	7,857
$31,955